Form 13F Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:  ____
    This Amendment (check only one):             [  ] is a restatement
                                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer         Michigan City, IN
-----------------------------------------------         -----------------
                                                        Place
2/13/2007
---------
Date

Report Type (check only one):
                                           [ X ] 13F Holdings Report
                                                     [  ] 13F Notice
                                         [  ] 13F Combination Report

List of Other Managers Reporting for
this Manager:                             Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      53

Form 13F Information Table Value Total:                             $33,298,674


List of Other Included Managers:          Horizon Trust & Investment Management


                                                                            INVESTMENT DIRECTION (6)           VOTING AUTHORITY (8)
                                                                            ------------------------           --------------------
                                                         MARKET SHARES/PV          SHARED-  SHARED-   OTHER
        NAME OF ISSUER (1)        TYPE (2)  CUSIP (3)      (4)      (5)      SOLE  DEFINED   OTHER  MANAGER(7)   SOLE SHARED  NONE
        ------------------        --------  --------  ----------  --------   ----  -------  ------  ----------  ----- ------ -------

Aflac Inc.                         Equity   001055102     766866    16671    8693     7978    0                  4619    0    12052
AT & T Inc                         Equity   00206R102     301659     8438       0     8438    0                  1453    0     6985
Alltel Corp                        Equity   020039103     403039     6664    2825     3839    0                  2146    0     4518
Altria Group, Inc.                 Equity   02209S103     702523     8186       0     8186    0                   850    0     7336
American Express Company           Equity   025816109     646318    10653       0    10653    0                     0    0    10653
Ametek Inc                         Equity   031100100     599388    18825       0    18825    0                     0    0    18825
Amgen Inc                          Equity   031162100     572643     8383    4249     4134    0                  2223    0     6160
Apache Corp                        Equity   037411105     528621     7948    3811     4137    0                  2102    0     5846
BP Amoco PLC, ADR's                Equity   055622104    1614829    24066       0    24066    0                  1200    0    22866
Bank America Corp                  Equity   060505104    1195295    22388    8061    14327    0                  5117    0    17271
Bellsouth Corp                     Equity   079860102     290292     6162       0     6162    0                  1384    0     4778
Berkshire Hathaway Inc Del Cl A    Equity   084670108     329970        3       0        3    0                     0    0        3
Berkshire Hathaway, Inc. Cl B      Equity   084670207     586560      160      20      140    0                    33    0      127
Caterpillar Inc                    Equity   149123101     314930     5135    2614     2521    0                  1388    0     3747
Chevron Corporation                Equity   166764100    1148392    15618    6074     9544    0                  4663    0    10955
Cisco Systems Inc                  Equity   17275R102     354169    12959    6247     6712    0                  3779    0     9180
Coca-Cola Company                  Equity   191216100     200286     4151       0     4151    0                  1832    0     2319
Conagra Inc                        Equity   205887102     254367     9421    4863     4558    0                  2778    0     6643
DNP Select Income Fund Inc.        Equity   23325P104     896448    82851       0    82851    0                 10250  600    72001
Du Pont DE Nemours                 Equity   263534109     561480    11527    4465     7062    0                  3533    0     7994
Exxon Mobil Corp                   Equity   30231G102    1035961    13519       0    13519    0                  2000    0    11519
Fifth Third Bancorp                Equity   316773100     300672     7346       0     7346    0                     0    0     7346
General Electric Company           Equity   369604103    1250182    33598    8895    24703    0                 13916    0    19682
Home Depot Incorporated            Equity   437076102     662600    16499    7468     9031    0                  4134    0    12365
Hubbell Inc Cl B                   Equity   443510201     247525     5475       0     5475    0                     0    0     5475
International Business Machines CorEquity   459200101     779823     8027    3152     4875    0                  1841    0     6186
Ishares Goldman Sachs Tech I       Equity   464287549    1670739    32492   16530    15962    0                  9537    0    22955
Johnson & Johnson                  Equity   478160104     790127    11968    4129     7839    0                  5355    0     6613
L-3 Communications Holdings, Inc.  Equity   502424104     704862     8619    3915     4704    0                  2679    0     5940
Lehman Brothers Holdings Inc       Equity   524908100     206237     2640       0     2640    0                     0    0     2640
Medtronic Inc                      Equity   585055106     690493    12904    6376     6528    0                  3818    0     9086
Microsoft Corporation              Equity   594918104     441361    14781    6447     8334    0                  3588    0    11193
Moody's Corp                       Equity   615369105     331488     4800       0     4800    0                     0    0     4800
Omnicom Group Inc                  Equity   681919106     700418     6700    3488     3212    0                  1991    0     4709
Paychex, Inc                       Equity   704326107     415605    10511    5489     5022    0                  3099    0     7412
Pepsico Inc                        Equity   713448108     724892    11589    4665     6924    0                  4766    0     6823
Pfizer Inc.                        Equity   717081103     666044    25716   10560    15156    0                  6134    0    19582
Royal Dutch Shell PLC-ADR A        Equity   780259206     249535     3525       0     3525    0                   575    0     2950
Energy Select Sector SPDR          Equity   81369Y506     668030    11394    6173     5221    0                  3469    0     7925
Utilities Select Sector SPDR       Equity   81369Y886     834976    22739   11206    11533    0                  6353    0    16386
Starbucks Corp                     Equity   855244109     587193    16578    8309     8269    0                  4848    0    11730
Vanguard Consumer Discretionary ETFEquity   92204A108     201978     3322    1823     1499    0                   925    0     2397
Vanguard Consumer Staples ETF      Equity   92204A207     263915     4134    2233     1901    0                  1228    0     2906
Vanguard Financial ETF             Equity   92204A405     917197    14003    7360     6643    0                  4094    0     9909
Vanguard Health Care ETF           Equity   92204A504     339021     5954    3237     2717    0                  1682    0     4272
Vanguard Industrials ETF           Equity   92204A603     503157     7690    4036     3654    0                  2341    0     5349
Vanguard Materials ETF             Equity   92204A801     340563     4830    2500     2330    0                  1408    0     3422
Vanguard Telecom Service ETF       Equity   92204A884     315946     4298    2301     1997    0                  1218    0     3080
Wachovia Corp                      Equity   929903102     906018    15909    7668     8241    0                  4500    0    11409
Wal-Mart Stores Inc                Equity   931142103     656726    14221    6214     8007    0                  4002    0    10219
Walgreen CO                        Equity   931422109     738829    16100    4351    11749    0                  3197    0    12903
Wells Fargo & CO New               Equity   949746101    1421831    39984   11825    28159    0                 10582    0    29402
Whirlpool Corp                     Equity   963320106     466655     5621     105     5516    0                     0    0     5621


                                                     -------------------------------------------              ---------------------
                                                     $33,298,674  697,695 212,377  485,318    0               162,630  600  534,465
                                                     ===========================================              =====================